EARNINGS PER SHARE INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
EARNINGS PER SHARE INFORMATION
EARNINGS PER SHARE INFORMATION

NOTE 2 – EARNINGS (LOSS) PER SHARE INFORMATION

	For The Three Months		For The Six Months
	Ended June 30,		Ended June 30,
	2014	2013	2014	2013
Net Income (Loss)	$2,821,738	$(890,393)	$3,985,427	$(1,855,673)
Basic Weighted-Average Shares Outstanding	23,907,651	14,350,284	23,745,406	14,290,060
Effect of dilutive securities:
Stock options	1,244,281	-	1,180,682	-
Diluted Weighted-Average Shares Outstanding	25,151,932	14,350,284	24,926,088	14,290,060
Basic Earnings (Loss) per Share	$0.12	$(0.06)	$0.17	$(0.13)
Diluted Earnings (Loss) per Share	$0.11	$(0.06)	$0.16	$(0.13)

Stock options to purchase 5,000 and 105,000 shares of common stock, respectively, were excluded from the computation of diluted earnings per share during the three and six months ended June 30, 2014, as their effect would have been anti-dilutive. Stock options to purchase 2,562,500 shares of common stock were excluded from the computation of diluted loss per share during both the three and six months ended June 30, 2013 as their effect would have been anti-dilutive.

EARNINGS (LOSS) PER SHARE INFORMATION

NOTE 2 – EARNINGS PER SHARE INFORMATION

For the years ended December 31,	2013	2012
Net Loss	$(452,209)	$(1,669,283)
Basic and Diluted Weighted-Average Shares Outstanding	16,376,911	8,073,176
Basic and Diluted Loss per Share	$(0.03)	$(0.21)

Stock options to purchase 2,647,500 and 1,125,000 shares of common stock were excluded from the computation of diluted earnings (loss) per share during the year ended December 31, 2013 and 2012, respectively, as their effect would have been anti-dilutive.

EARNINGS PER SHARE INFORMATION.

NOTE 2 – EARNINGS PER SHARE INFORMATION

	Successor		Predecessor
	For the	For the Eight	For the Four
	Year ended	Months ended	Months ended
	December 31,	December 31,	April 30,
	2012	2011	2011
Net income	$(1,669,283)	$63,165	$8,322
Basic and diluted weighted-average common shares outstanding	8,073,176	6,077,959	6,250,000
Basic and diluted earnings per share	$(0.21)	$0.01	$0.00

Stock options to purchase 1,125,000 and 1,125,000 shares of common stock were excluded from the computation of diluted earnings (loss) per share during the year ended December 31, 2012 and 2011, respectively, as their effect would have been anti-dilutive.